UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21293

Nuveen Preferred Income Opportunities Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Preferred Income Opportunities Fund (JPC)
March 31, 2013

Shares	Description (1)				Value
	Common Stocks – 2.4% (1.7% of Total Investments)
	Capital Markets - 0.8%
98,000	Apollo Investment Corporation				$ 825,968
193,775	Medley Capital Corporation				3,071,334
290,512	TCP Capital Corporation				4,636,572
	Total Capital Markets				8,533,874
	Insurance – 0.3%
65,000	American International Group, (2)				2,523,300
	Oil, Gas & Consumable Fuels - 0.7%
103,400	Royal Dutch Shell PLC, Class A				6,737,544
	Real Estate – 0.6%
236,742	PennyMac Mortgage Investment Trust				6,129,250
	Total Common Stocks (cost $23,426,107)				23,923,968

Shares	Description (1)	Coupon		Ratings (3)	Value
	Convertible Preferred Securities – 0.1% (0.1% of Total Investments)
	Thrifts & Mortgage Finance – 0.1%
15,056	New York Community Capital Trust V	6.000%		Baa3	$ 730,969
	Total Convertible Preferred Securities (cost $725,192)				730,969

Shares	Description (1)	Coupon		Ratings (3)	Value
	$25 Par (or similar) Retail Structures – 62.9% (45.5% of Total Investments)
	Capital Markets – 6.0%
39,839	Allied Capital Corporation	6.875%		BBB	$ 1,004,341
100,440	Ameriprise Financial, Inc.	7.750%		A	2,745,025
167,975	Apollo Investment Corporation	6.625%		BBB	4,169,140
216,700	Ares Capital Corporation	7.000%		BBB	5,814,061
575,880	Deutsche Bank Capital Funding Trust II	6.550%		BBB	15,243,544
150,000	Fifth Street Finance Corporation, (WI/DD), (4)	6.125%		BBB-	3,690,000
66,500	Gladstone Investment Corporation	7.125%		N/R	1,767,570
25,450	Goldman Sachs Group Inc., Series 2004-4 (CORTS)	6.000%		Baa3	630,651
49,600	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		Baa3	1,233,056
149,500	Hercules Technology Growth Capital Incorporated	7.000%		N/R	3,879,525
118,000	Hercules Technology Growth Capital Incorporated	7.000%		N/A	3,069,180
39,700	Medley Capital Corporation	7.125%		N/A	1,046,095
1,100	Morgan Stanley Capital Trust III	6.250%		BB+	27,687
1,350	Morgan Stanley Capital Trust IV	6.250%		BB+	33,953
15,900	Morgan Stanley Capital Trust V	5.750%		Ba1	397,500
41,575	Morgan Stanley Capital Trust VI	6.600%		BB+	1,056,421
2,500	Morgan Stanley Capital Trust VII	6.600%		BB+	63,000
123,900	MVC Capital Incorporated	7.250%		N/A	3,135,909
280,275	Solar Capital Limited	6.750%		BBB-	6,950,820
88,700	Triangle Capital Corporation	7.000%		N/R	2,315,957
139,350	Triangle Capital Corporation	6.375%		N/A	3,567,360
	Total Capital Markets				61,840,795
	Commercial Banks – 11.6%
508,200	BB&T Corporation	5.625%		BBB	12,979,428
94,525	Cobank Agricultural Credit Bank, (4)	6.250%		A-	10,046,240
299,850	First Naigara Finance Group	8.625%		BB+	8,809,593
245,000	First Republic Bank of San Francisco	6.200%		BBB	6,622,350
30,000	GMAC LLC	7.350%		BB-	768,300
290,000	GMAC LLC	7.300%		BB-	7,395,000
375,250	HSBC Holdings PLC	8.000%		BBB+	10,544,525
12,750	HSBC Holdings PLC	6.200%		BBB+	322,575
768,788	PNC Financial Services, (5)	6.125%		BBB	21,272,364
225,900	Private Bancorp Incorporated	7.125%		N/A	6,065,415
197,430	Regions Financial Corporation	6.375%		BB	5,040,388
133,300	TCF Financial Corporation	7.500%		BB	3,600,433
140,600	Texas Capital Bancshares Inc.	6.500%		BB	3,484,068
113,600	U.S. Bancorp.	6.500%		BBB+	3,392,096
219,200	Webster Financial Corporation	6.400%		Ba1	5,565,488
231,000	Zions Bancorporation	9.500%		BB	5,971,350
269,863	Zions Bancorporation	7.900%		BB	7,661,411
	Total Commercial Banks				119,541,024
	Consumer Finance – 1.8%
534,700	Discover Financial Services	6.500%		BB	13,816,648
145,900	GMAC LLC	7.250%		BB-	3,718,991
32,742	SLM Corporation	6.000%		BBB-	801,852
	Total Consumer Finance				18,337,491
	Diversified Financial Services – 9.5%
200,000	Bank of America Corporation	8.625%		BB+	5,100,000
100,000	Bank of America Corporation	8.200%		BB+	2,548,000
102,000	Citigroup Capital Trust XI	6.000%		BB	2,582,640
181,884	Citigroup Capital XIII	7.875%		BB+	5,200,064
29,994	Citigroup Capital XVI	6.450%		BB+	758,848
16,300	Citigroup Capital XVII	6.350%		BB+	413,857
159,401	Citigroup Inc.	8.125%		BB	4,684,795
476,651	Countrywide Capital Trust III	7.000%		BB+	12,178,433
136,200	Countrywide Capital Trust IV	6.750%		BB+	3,449,946
80,000	GMAC LLC	7.375%		BB-	2,017,600
285,000	ING Groep N.V.	8.500%		BBB-	7,424,250
65,000	ING Groep N.V.	7.375%		BBB-	1,651,000
204,023	ING Groep N.V.	7.200%		BBB-	5,188,305
783,499	ING Groep N.V.	7.050%		BBB-	19,955,720
25,000	ING Groep N.V.	6.375%		BBB-	622,500
50,000	ING Groep N.V.	6.125%		BBB-	1,227,000
57,234	JPMorgan Chase Capital Trust XI	5.875%		BBB	1,437,146
23,750	JPMorgan Chase Capital Trust XXIX	6.700%		BBB	613,938
71,700	KCAP Financial Inc.	7.375%		N/A	1,867,068
50,000	KKR Financial Holdings LLC	7.500%		BBB	1,409,000
278,200	KKR Financial Holdings LLC	7.375%		BB+	7,247,110
160,000	Main Street Capital Corporation, (4)	6.125%		N/R	4,000,000
21,825	Merrill Lynch Capital Trust II	6.450%		BB+	552,391
102,460	Merrill Lynch Preferred Capital Trust V	7.280%		BB+	2,610,681
119,700	PennantPark Investment Corporation	6.250%		BBB-	3,016,440
	Total Diversified Financial Services				97,756,732
	Diversified Telecommunication Services – 1.2%
208,137	Qwest Corporation	7.500%		BBB-	5,650,920
2,500	Qwest Corporation	7.375%		BBB-	66,400
255,000	Qwest Corporation	7.000%		BBB-	6,839,100
	Total Diversified Telecommunication Services				12,556,420
	Electric Utilities – 1.2%
288,375	Entergy Texas Inc.	7.875%		A-	8,045,663
143,568	SCE Trust I	5.625%		BBB+	3,774,403
	Total Electric Utilities				11,820,066
	Energy Equipment & Services – 0.1%
69,000	Greenhunter Energy Incorporated	10.000%		N/A	1,264,080
	Insurance – 10.6%
118,745	Aegon N.V.	8.000%		Baa1	3,407,982
610,804	Aegon N.V.	6.375%		Baa1	16,113,010
91,782	Allianz SE, (4)	8.375%		A+	2,331,841
858,410	Arch Capital Group Limited	6.750%		BBB	23,906,719
269,500	Argo Group US Inc.	6.500%		BBB-	6,796,790
49,020	Aspen Insurance Holdings Limited	7.250%		BBB-	1,344,619
808,495	Axis Capital Holdings Limited	6.875%		BBB	21,877,875
150,000	Endurance Specialty Holdings Limited	7.500%		BBB-	4,059,000
48,379	EverestRe Capital Trust II	6.200%		BBB+	1,212,862
31,924	Hartford Financial Services Group Inc.	7.875%		BB+	960,912
299,470	Maiden Holdings Limited	8.250%		BB	7,956,918
3,832	Maiden Holdings NA Limited	8.250%		BBB-	102,889
200,000	Maiden Holdings NA Limited	8.000%		BBB-	5,410,000
126,730	Prudential Financial Inc.	9.000%		BBB+	3,226,546
8,205	Prudential PLC	6.750%		A-	210,294
350,140	Reinsurance Group of America Inc.	6.200%		BBB	9,534,312
	Total Insurance				108,452,569
	Multi-Utilities – 0.8%
230,684	Dominion Resources Inc.	8.375%		BBB	6,173,104
8,644	DTE Energy Company	6.500%		Baa2	238,142
50,000	Xcel Energy Inc.	7.600%		BBB	1,265,000
	Total Multi-Utilities				7,676,246
	Oil, Gas & Consumable Fuels – 0.5%
184,705	Nustar Logistics Limited Partnership	7.625%		Ba2	4,951,941
	Real Estate - 19.3%
199,300	AG Mortgage Investment Trust	8.000%		N/A	5,078,164
249,100	Annaly Capital Management	7.625%		N/A	6,386,924
149,500	Apollo Commercial Real Estate Finance	8.625%		N/A	3,924,375
249,100	Apollo Residential Mortgage Inc.	8.000%		N/A	6,339,595
69,000	Ashford Hospitality Trust Inc.	9.000%		N/A	1,905,090
21,972	Ashford Hospitality Trust Inc.	8.550%		N/A	555,892
240,100	Ashford Hospitality Trust Inc.	8.450%		N/R	6,055,322
274,328	CBL & Associates Properties Inc.	7.375%		N/A	6,945,985
186,579	Cedar Shopping Centers Inc., Series A	7.250%		N/A	4,692,462
208,314	Chesapeake Lodging Trust	7.750%		N/A	5,799,462
146,596	CYS Investments Inc.	7.750%		N/A	3,705,947
270,925	DDR Corporation	6.500%		Ba1	6,851,693
16,200	Digital Realty Trust Inc.	7.000%		Baa3	438,534
66,396	Duke Realty Corporation, Series L	6.600%		Baa3	1,693,762
8,987	Duke-Weeks Realty Corporation	6.625%		Baa3	227,641
175,000	Dupont Fabros Technology	7.875%		Ba2	4,712,750
99,700	Dynex Capital inc.	8.500%		N/A	2,621,113
250,000	First Potomac Realty Trust	7.750%		N/R	6,500,000
298,900	Hatteras Financial Corporation	7.625%		N/A	7,541,247
80,000	Health Care REIT, Inc.	6.500%		Baa3	2,143,200
89,050	Hersha Hospitality Trust, (2)	6.875%		N/R	2,283,242
63,750	Hospitality Properties Trust	7.125%		Baa3	1,714,237
178,580	Inland Real Estate Corporation	8.125%		N/R	4,789,516
269,000	Invesco Mortgage Capital Inc.	7.750%		N/A	6,881,020
39,551	Kimco Realty Corporation	6.900%		Baa2	1,057,989
1,700	Kite Realty Group Trust	8.250%		N/A	44,098
198,500	MFA Financial Inc., (4)	8.000%		N/A	5,262,235
74,800	National Retail Properties Inc.	6.625%		Baa3	1,985,940
178,500	Northstar Realty Finance Corporation	8.875%		N/A	4,614,225
327,600	Northstar Realty Finance Corporation	8.250%		N/R	8,163,792
72,400	Penn Real Estate Investment Trust	7.375%		N/A	1,859,956
200,000	Penn Real Estate Investment Trust	8.250%		N/A	5,314,000
22,464	Prologis Inc., (4)	8.540%		BB	1,429,272
40,000	Prologis Inc.	6.750%		BB	1,002,800
51,275	Prologis Inc.	6.750%		BB	1,285,464
21,000	PS Business Parks, Inc.	6.875%		BBB-	555,450
59,960	PS Business Parks, Inc.	6.450%		BBB-	1,582,944
70,653	Public Storage, Inc.	5.900%		A	1,854,641
27,006	Public Storage, Inc.	6.875%		A	737,534
138,000	Rait Financial Trust	7.750%		N/R	3,381,000
250,000	Realty Income Corporation	6.625%		Baa2	6,667,500
217,000	Regency Centers Corporation	6.625%		Baa3	5,743,990
422,600	Senior Housing Properties Trust	5.625%		BBB-	10,586,130
174,400	Strategic Hotel Capital Inc., Series B	8.250%		N/R	4,309,424
174,400	Strategic Hotel Capital Inc., Series C	8.250%		N/R	4,319,888
149,300	Urstadt Biddle Properties	7.125%		N/A	4,025,128
438,595	Vornado Realty LP	7.875%		BBB	11,894,696
38,226	Weingarten Realty Trust	6.500%		Baa3	967,118
236,425	Winthrop Realty Trust Inc.	9.250%		N/R	6,537,151
149,400	Winthrop Realty Trust Inc.	7.750%		N/A	3,884,400
	Total Real Estate				198,853,938
	Real Estate Management & Development – 0.0%
12,383	Forest City Enterprises Inc.	7.375%		BB-	314,900
	Thrifts & Mortgage Finance - 0.1%
39,002	Everbank Financial Corporation	6.750%		N/A	980,900
	U.S. Agency – 0.2%
31,000	Cobank Agricultural Credit Bank, (4)	11.000%		A-	1,591,650
	Total $25 Par (or similar) Retail Structures (cost $609,759,222)				645,938,752

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 6.0% (4.4% of Total Investments)
	Capital Markets – 1.0%
$ 5,420	Credit Suisse Guernsey, Reg S	7.875%	2/24/41	BBB-	$ 5,785,850
4,430	Jefferies Group Inc.	6.500%	1/20/43	BBB	4,722,353
9,850	Total Capital Markets				10,508,203
	Commercial Services & Supplies – 0.2%
1,900	Donnelley & Son Company	7.875%	3/15/21	BB	1,980,750
	Consumer Finance – 0.4%
5,000	SLM Corporation	5.625%	8/01/33	BBB-	4,625,000
	Diversified Financial Services – 0.1%
1,300	Jefferies Finance LLC, 144A	7.375%	4/01/20	B+	1,322,750
	Insurance - 3.5%
12,395	American International Group, Inc.	8.175%	5/15/68	BBB	16,686,769
7,957	Protective Life Corporation	8.450%	10/15/39	A-	10,489,864
7,900	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB+	8,295,000
28,252	Total Insurance				35,471,633
	Media – 0.8%
7,588	RR Donnelley & Son Company	8.250%	3/15/19	BB	8,195,040
$ 53,890	Total Corporate Bonds (cost $55,386,359)				62,103,376

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value
	$1,000 Par (or similar) Institutional Structures – 64.4% (46.6% of Total Investments)
	Capital Markets - 0.4%
2,000	Aberdeen Asset Management PLC, Perpetual Subordinated Capital Securities, (4)	7.900%	N/A (6)	N/R	$ 2,015,000
500	Credit Suisse thru Claudius Limited, (4)	8.250%	N/A (6)	BBB	520,000
1,500	Macquarie PMI LLC, (4)	8.375%	N/A (6)	BB+	1,578,750
	Total Capital Markets				4,113,750
	Commercial Banks – 14.0%
19,361	Abbey National Capital Trust I, (4)	8.963%	N/A (6)	BBB-	22,555,565
575	Barclays Bank PLC, 144A, (4)	10.179%	6/12/21	A-	770,138
8,845	Barclays Bank PLC, (4)	6.278%	N/A (6)	BBB	8,567,196
14,375	BNP Paribas, 144A, (4)	7.195%	N/A (6)	BBB	14,806,250
4,500	First Empire Capital Trust I, (4)	8.234%	2/01/27	BBB	4,578,530
1,000	HSBC Bank PLC, (4)	1.000%	N/A (6)	A-	570,414
500	HSBC Bank PLC, (4)	0.850%	N/A (6)	A-	285,000
3,654	HSBC Capital Funding LP, Debt, (4)	10.176%	N/A (6)	BBB+	5,152,140
5,000	PNC Financial Services Inc., (4)	6.750%	N/A (6)	BBB	5,718,685
22,113	Rabobank Nederland, 144A, (4)	11.000%	N/A (6)	A-	29,576,138
3,883	Royal Bank of Scotland Group PLC, (4)	7.648%	N/A (6)	BB	4,038,320
570	Standard Chartered PLC, 144A, (4)	7.014%	N/A (6)	BBB+	608,217
108	Union Planters Preferred Fund, (4)	7.750%	N/A (6)	BB	10,762,875
30,961	Wells Fargo & Company, Series K, (4)	7.980%	N/A (6)	BBB+	35,721,254
	Total Commercial Banks				143,710,722
	Diversified Financial Services – 11.4%
10,575	Bank of America Corporation, (4)	8.000%	N/A (6)	BB+	11,884,185
6,191	Bank of America Corporation	7.250%	N/A (6)	BB+	7,541,629
3,000	Bank of America Corporation, (4)	5.000%	N/A (6)	BB+	3,375,471
600	Bank One Capital III, (4)	8.750%	9/01/30	BBB	855,078
1,000	Citigroup Inc., (4)	8.400%	N/A (6)	BB	1,131,075
9,000	Citigroup Inc., (4)	5.950%	N/A (6)	BB	9,337,500
4,000	Citigroup Inc., (4)	5.900%	N/A (6)	BB	4,151,304
27,800	General Electric Capital Corporation, (4), (5)	7.125%	N/A (6)	AA-	32,333,207
9,500	General Electric Capital Corporation, (4)	6.250%	N/A (6)	AA-	10,426,564
31,212	JPMorgan Chase & Company, (4)	7.900%	N/A (6)	BBB	35,857,251
	Total Diversified Financial Services				116,893,264
	Electric Utilities – 0.4%
4,500	Electricite de France, 144A, (4)	5.250%	N/A (6)	A3	4,470,480
	Insurance - 35.2%
7,500	Allstate Corporation, (4)	6.500%	5/15/67	Baa1	8,212,500
5,546	Allstate Corporation, (4)	6.125%	5/15/67	Baa1	5,920,355
21,390	AXA SA, 144A, (4)	6.380%	N/A (6)	Baa1	21,229,575
5,230	AXA SA, (4)	8.600%	12/15/30	A3	6,706,330
7,000	Aviva PLC, Reg S, (4)	8.250%	N/A (6)	Baa1	7,532,000
25,044	Catlin Insurance Company Limited, (4)	7.249%	N/A (6)	BBB+	25,732,710
6,815	Cloverie PLC Zurich Insurance, (4)	8.250%	N/A (6)	A	7,833,843
2,750	Dai-Ichi Mutual Life, 144A, (4)	7.250%	N/A (6)	A3	3,105,163
32,040	Financial Security Assurance Holdings, 144A, (4)	6.400%	12/15/66	BBB	28,996,200
1,325	Friends Life Group PLC, (4)	7.875%	N/A (6)	BBB+	1,404,500
31,805	Glen Meadows Pass Through Trust, (4)	6.505%	8/15/67	BB+	30,373,775
15,585	Liberty Mutual Group Inc., 144A, (4)	10.750%	6/15/88	Baa3	24,078,825
12,000	Liberty Mutual Group Inc., 144A, (4)	7.800%	3/07/87	Baa3	13,980,000
9,550	Lincoln National Corporation, (4)	7.000%	5/17/66	BBB	9,788,750
1,750	Lincoln National Corporation, (4)	6.050%	4/20/67	BBB	1,758,750
9,335	MetLife Capital Trust IV, 144A, (4)	7.875%	12/15/67	BBB	11,692,088
19,965	MetLife Capital Trust X, 144A, (4)	9.250%	4/08/68	BBB	27,851,175
25,570	National Financial Services Inc., (4)	6.750%	5/15/67	Baa2	27,104,200
1,150	Nationwide Financial Services Capital Trust, (4)	7.899%	3/01/37	Baa2	1,201,852
4,855	Provident Financing Trust I, (WI/DD), (4)	7.405%	3/15/38	Baa3	5,260,747
1,900	Prudential Financial Inc., (4)	8.875%	6/15/68	BBB+	2,334,606
7,038	Prudential PLC, (4)	7.750%	N/A (6)	A-	7,583,445
7,200	Prudential PLC, (4)	6.500%	N/A (6)	A-	7,233,120
4,600	QBE Capital Funding Trust II, 144A, (4)	6.797%	N/A (6)	BBB+	4,517,959
3,700	Sompo Japan Insurance, (4)	5.325%	3/28/73	A-	3,735,520
12,174	Swiss Re Capital I, 144A, (4)	6.854%	N/A (6)	A	12,886,179
18,168	Symetra Financial Corporation, 144A, (4)	8.300%	10/15/37	BBB-	19,212,660
14,440	White Mountain Re Group Limited, (4)	7.506%	N/A (6)	BB+	15,283,440
7,500	XL Capital Ltd, (4)	6.500%	N/A (6)	BBB-	7,331,250
10,350	ZFS Finance USA Trust II, 144A, (4)	6.450%	12/15/65	A	11,152,125
	Total Insurance				361,033,642
	Real Estate – 1.2%
9,465	Sovereign Real Estate Investment Trust, 144A, (4)	12.000%	N/A (6)	Ba1	12,154,461
	U.S. Agency - 1.8%
16,825	AgFirst Farm Credit Bank, (4)	7.300%	N/A (6)	A-	16,824,121
1,700	Farm Credit Bank of Texas, (4)	10.000%	N/A (6)	A3	2,157,938
	Total U.S. Agency				18,982,059
	Total $1,000 Par (or similar) Institutional Structures (cost $596,823,226)				661,358,378

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 2.4% (1.7% of Total Investments)
$ 24,770	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/13, repurchase price $24,769,603, collateralized by $25,385,000 U.S. Treasury Notes, 0.500%, due 7/31/17, value $25,267,797	0.010%	4/01/13		$ 24,769,575
	Total Short-Term Investments (cost $24,769,575)				24,769,575
	Total Investments (cost $1,310,890,435) – 138.2%				1,418,825,018
	Borrowings – (39.2)% (7), (8)				(402,500,000)
	Other Assets Less Liabilities – 1.0% (9)				10,606,679
	Net Assets Applicable to Common Shares – 100%				$1,026,931,697

Investments in Derivatives as of March 31, 2013

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (10)	Date	(Depreciation) (9)
JPMorgan	$69,725,000	Receive	1-Month USD-LIBOR	1.193%	Monthly	3/21/11	3/21/14	$(661,923)
JPMorgan	114,296,000	Receive	1-Month USD-LIBOR	1.255	Monthly	12/01/14	12/01/18	497,266
JPMorgan	114,296,000	Receive	1-Month USD-LIBOR	1.673	Monthly	12/01/14	12/01/20	1,319,873
Morgan Stanley	69,725,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/11	3/21/16	(3,415,776)
								$(2,260,560)

	Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
	Long-Term Investments:
	Common Stocks	$23,923,968	$—	$—	$23,923,968
	Convertible Preferred Securities	730,969	—	—	730,969
	$25 Par (or similar) Retail Structures	617,587,514	28,351,238	—	645,938,752
	Corporate Bonds	—	62,103,376	—	62,103,376
	$1,000 Par (or similar) Institutional Structures	7,541,629	653,816,749	—	661,358,378
	Short-Term Investments:
	Repurchase Agreements	—	24,769,575	—	24,769,575
	Derivatives:
	Interest Rate Swaps*	—	(2,260,560)	—	(2,260,560)
	Total	$649,784,080	$766,780,378	$—	$1,416,564,458

	* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income on real estate investment trust (“REIT”) investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

	As of March 31 ,2013, the cost of investments (excluding investments in derivatives) was $1,319,388,638.

	Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2013, were as follows:

	Gross unrealized:
	Appreciation				$ 110,013,523
	Depreciation				(10,577,143)

	Net unrealized appreciation (depreciation) of investments				$ 99,436,380

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)

Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Structures classified as Level 2.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(6)	Perpetual security. Maturity date is not applicable.

(7)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $872,677,732 have been pledged as collateral for Borrowings.

(8)	Borrowings as a percentage of Total Investments is 28.4%.

(9)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at the end of the reporting period.

(10)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.

N/A	Not applicable.

N/R	Not rated.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.

PPLUS	PreferredPlus Trust.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Preferred Income Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2013